Investment Portfolioas of August 31, 2023 (Unaudited)
DWS CROCI® Equity Dividend Fund
	Shares	Value ($)

Common Stocks 99.4%
Communication Services 2.7%
Media
Comcast Corp. "A"	522,585	24,436,075
Consumer Discretionary 2.5%
Household Durables
Garmin Ltd.	212,233	22,500,943
Consumer Staples 21.3%
Beverages 4.8%
Coca-Cola Co.	364,187	21,789,308
PepsiCo, Inc.	118,273	21,043,132
		42,832,440
Food Products 11.5%
Campbell Soup Co.	487,458	20,326,998
Conagra Brands, Inc.	676,393	20,210,623
Kellogg Co.	331,785	20,245,521
Kraft Heinz Co.	618,782	20,475,496
The J.M. Smucker Co.	147,567	21,389,837
		102,648,475
Tobacco 5.0%
Altria Group, Inc.	495,170	21,896,418
Philip Morris International, Inc.	232,421	22,326,361
		44,222,779
Energy 18.8%
Oil, Gas & Consumable Fuels
ConocoPhillips	195,126	23,225,848
Coterra Energy, Inc.	835,320	23,547,671
Exxon Mobil Corp.	214,068	23,802,221
Marathon Petroleum Corp.	175,326	25,031,293
Phillips 66	209,014	23,861,038
Pioneer Natural Resources Co.	103,052	24,519,162
Valero Energy Corp.	180,416	23,436,038
		167,423,271
Financials 9.1%
Banks 4.7%
JPMorgan Chase & Co.	143,946	21,063,618
Regions Financial Corp.	1,112,794	20,408,642
		41,472,260
Consumer Finance 4.4%
Discover Financial Services	208,014	18,735,821
Synchrony Financial	634,633	20,485,953
		39,221,774

Health Care 20.1%
Biotechnology 7.9%
AbbVie, Inc.	159,938	23,504,488
Amgen, Inc.	96,561	24,752,447
Gilead Sciences, Inc.	293,315	22,432,731
		70,689,666
Health Care Equipment & Supplies 2.3%
Medtronic PLC	253,849	20,688,694
Pharmaceuticals 9.9%
Bristol-Myers Squibb Co.	357,704	22,052,452
Johnson & Johnson	131,038	21,186,224
Merck & Co., Inc.	211,801	23,082,073
Pfizer, Inc.	609,106	21,550,170
		87,870,919
Industrials 9.8%
Aerospace & Defense 2.5%
Lockheed Martin Corp.	49,620	22,247,127
Machinery 2.3%
Cummins, Inc.	87,466	20,120,679
Professional Services 5.0%
ManpowerGroup, Inc.	279,782	22,066,406
Robert Half, Inc.	304,571	22,526,071
		44,592,477
Information Technology 10.1%
Communications Equipment 2.7%
Cisco Systems, Inc.	421,669	24,182,717
IT Services 5.0%
Amdocs Ltd.	234,590	20,925,428
International Business Machines Corp.	160,799	23,610,117
		44,535,545
Technology Hardware, Storage & Peripherals 2.4%
Hewlett Packard Enterprise Co.	1,275,853	21,676,743
Materials 2.7%
Chemicals
LyondellBasell Industries NV "A"	239,072	23,613,141
Utilities 2.3%
Multi-Utilities
Sempra	297,040	20,858,149
Total Common Stocks (Cost $848,503,039)		885,833,874

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 5.35% (a) (Cost $3,855,393)	3,855,393	3,855,393

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $852,358,432)	99.8	889,689,267
Other Assets and Liabilities, Net	0.2	1,712,304
Net Assets	100.0	891,401,571
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 are as follows:
Value ($) at 11/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 5.35% (a)
3,767,952	76,367,078	76,279,637	—	—	205,152	—	3,855,393	3,855,393

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$885,833,874	$—	$—	$885,833,874
Short-Term Investments	3,855,393	—	—	3,855,393
Total	$889,689,267	$—	$—	$889,689,267

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCEDF-PH3
R-080548-2 (1/25)